UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	4/30/13 (Unaudited)

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.1%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	596	$6,121
	Putnam Absolute Return 300 Fund Class Y (AFF)	--	--
	Putnam Absolute Return 500 Fund Class Y (AFF)	1,927	22,416
	Putnam Absolute Return 700 Fund Class Y (AFF)	6,242	76,469

	Total Absolute Return Funds (cost $103,363)		$105,006

	Asset Allocation Funds (89.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	--	$--
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	65,300	760,749
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	11,022	165,992

	Total Asset Allocation Funds (cost $886,114)		$926,741

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	4,687	$4,687

	Total Fixed Income Funds (cost $4,687)		$4,687

	Total Investments (cost $994,164)		$1,036,434

*	Percentages indicated are based on net assets of $1,036,250

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.3%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	7,569	$77,732
	Putnam Absolute Return 300 Fund Class Y (AFF)	--	--
	Putnam Absolute Return 500 Fund Class Y (AFF)	18,357	213,496
	Putnam Absolute Return 700 Fund Class Y (AFF)	59,455	728,321

	Total Absolute Return Funds (cost $994,545)		$1,019,549

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	--	$--
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	582,055	6,780,939
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	134,513	2,025,769

	Total Asset Allocation Funds (cost $8,301,837)		$8,806,708

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	43,797	$43,797

	Total Fixed Income Funds (cost $43,797)		$43,797

	Total Investments (cost $9,340,179)		$9,870,054

*	Percentages indicated are based on net assets of $9,868,281

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	19,470	$199,956
	Putnam Absolute Return 300 Fund Class Y (AFF)	--	--
	Putnam Absolute Return 500 Fund Class Y (AFF)	25,185	292,896
	Putnam Absolute Return 700 Fund Class Y (AFF)	81,568	999,214

	Total Absolute Return Funds (cost $1,440,360)		$1,492,066

	Asset Allocation Funds (88.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	--	$--
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	609,765	7,103,760
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	324,111	4,881,105

	Total Asset Allocation Funds (cost $10,972,299)		$11,984,865

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	60,206	$60,206

	Total Fixed Income Funds (cost $60,206)		$60,206

	Total Investments (cost $12,472,865)		$13,537,137

*	Percentages indicated are based on net assets of $13,534,746

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (12.2%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	47,527	$488,106
	Putnam Absolute Return 300 Fund Class Y (AFF)	--	--
	Putnam Absolute Return 500 Fund Class Y (AFF)	40,239	467,975
	Putnam Absolute Return 700 Fund Class Y (AFF)	119,464	1,463,438

	Total Absolute Return Funds (cost $2,353,761)		$2,419,519

	Asset Allocation Funds (87.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	--	$--
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	566,825	6,603,513
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	710,621	10,701,951

	Total Asset Allocation Funds (cost $15,926,848)		$17,305,464

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	86,762	$86,762

	Total Fixed Income Funds (cost $86,762)		$86,762

	Total Investments (cost $18,367,371)		$19,811,745

*	Percentages indicated are based on net assets of $19,807,830

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (15.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	69,033	$708,965
	Putnam Absolute Return 300 Fund Class Y (AFF)	10,462	113,309
	Putnam Absolute Return 500 Fund Class Y (AFF)	97,411	1,132,890
	Putnam Absolute Return 700 Fund Class Y (AFF)	208,224	2,550,745

	Total Absolute Return Funds (cost $4,394,804)		$4,505,909

	Asset Allocation Funds (82.6%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	84,455	$1,093,689
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	260,414	3,033,823
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,302,321	19,612,987

	Total Asset Allocation Funds (cost $21,723,404)		$23,740,499

	Fixed Income Funds (1.7%)*

	Putnam Money Market Fund Class A (AFF)	493,992	$493,992

	Total Fixed Income Funds (cost $493,992)		$493,992

	Total Investments (cost $26,612,200)		$28,740,400

*	Percentages indicated are based on net assets of $28,735,070

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (22.1%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	108,031	$1,109,483
	Putnam Absolute Return 300 Fund Class Y (AFF)	78,454	849,651
	Putnam Absolute Return 500 Fund Class Y (AFF)	168,320	1,957,560
	Putnam Absolute Return 700 Fund Class Y (AFF)	356,030	4,361,366

	Total Absolute Return Funds (cost $8,010,427)		$8,278,060

	Asset Allocation Funds (75.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	628,942	$8,144,804
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,321,190	19,897,127

	Total Asset Allocation Funds (cost $25,340,610)		$28,041,931

	Fixed Income Funds (2.9%)*

	Putnam Money Market Fund Class A (AFF)	1,086,402	$1,086,402

	Total Fixed Income Funds (cost $1,086,402)		$1,086,402

	Total Investments (cost $34,437,439)		$37,406,393

*	Percentages indicated are based on net assets of $37,397,846

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (30.3%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	164,436	$1,688,762
	Putnam Absolute Return 300 Fund Class Y (AFF)	221,958	2,403,801
	Putnam Absolute Return 500 Fund Class Y (AFF)	268,298	3,120,305
	Putnam Absolute Return 700 Fund Class Y (AFF)	465,017	5,696,462

	Total Absolute Return Funds (cost $12,540,117)		$12,909,330

	Asset Allocation Funds (65.8%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,551,918	$20,097,340
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	40,929	427,710
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	499,004	7,514,994

	Total Asset Allocation Funds (cost $25,818,727)		$28,040,044

	Fixed Income Funds (3.9%)*

	Putnam Money Market Fund Class A (AFF)	1,659,502	$1,659,502

	Total Fixed Income Funds (cost $1,659,502)		$1,659,502

	Total Investments (cost $40,018,346)		$42,608,876

*	Percentages indicated are based on net assets of $42,600,573

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (40.6%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	186,008	$1,910,306
	Putnam Absolute Return 300 Fund Class Y (AFF)	335,453	3,632,955
	Putnam Absolute Return 500 Fund Class Y (AFF)	425,876	4,952,936
	Putnam Absolute Return 700 Fund Class Y (AFF)	368,633	4,515,759

	Total Absolute Return Funds (cost $14,584,256)		$15,011,956

	Asset Allocation Funds (54.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,203,523	$15,585,623
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	430,955	4,503,484
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	--	--

	Total Asset Allocation Funds (cost $18,623,211)		$20,089,107

	Fixed Income Funds (5.1%)*

	Putnam Money Market Fund Class A (AFF)	1,880,568	$1,880,568

	Total Fixed Income Funds (cost $1,880,568)		$1,880,568

	Total Investments (cost $35,088,035)		$36,981,631

*	Percentages indicated are based on net assets of $36,973,178

	Putnam RetirementReady 2015 Fund	Shares	Value
	Absolute Return Funds (52.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	182,204	$1,871,238
	Putnam Absolute Return 300 Fund Class Y (AFF)	373,941	4,049,778
	Putnam Absolute Return 500 Fund Class Y (AFF)	526,682	6,125,306
	Putnam Absolute Return 700 Fund Class Y (AFF)	125,091	1,532,369

	Total Absolute Return Funds (cost $13,211,185)		$13,578,691

	Asset Allocation Funds (42.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	291,260	$3,771,823
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	690,352	7,214,180
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	--	--

	Total Asset Allocation Funds (cost $10,280,471)		$10,986,003

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,536,372	$1,536,372

	Total Fixed Income Funds (cost $1,536,372)		$1,536,372

	Total Investments (cost $25,028,028)		$26,101,066

*	Percentages indicated are based on net assets of $26,095,379

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (59.8%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	213,571	$2,193,377
	Putnam Absolute Return 300 Fund Class Y (AFF)	472,019	5,111,964
	Putnam Absolute Return 500 Fund Class Y (AFF)	627,811	7,301,447
	Putnam Absolute Return 700 Fund Class Y (AFF)	--	--

	Total Absolute Return Funds (cost $14,560,692)		$14,606,788

	Asset Allocation Funds (34.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	--	$--
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	803,168	8,393,105
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	--	--
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	--	--

	Total Asset Allocation Funds (cost $8,306,820)		$8,393,105

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,442,150	$1,442,150

	Total Fixed Income Funds (cost $1,442,150)		$1,442,150

	Total Investments (cost $24,309,662)		$24,442,043

*	Percentages indicated are based on net assets of $24,437,458

Key to holding's abbreviations

ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures

Notes to The fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period).

(AFF)	Affilated Company

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Cost for federal income tax purposes
Putnam RetirementReady 2055 Fund
	$7,870	$(18)	$7,852	$1,028,582
Putnam RetirementReady 2050 Fund
	$529,999	$(535,513)	$(5,514)	$9,875,568
Putnam RetirementReady 2045 Fund
	$483,751	$(105)	$483,646	$13,053,491
Putnam RetirementReady 2040 Fund
	$877,641	$(209)	$877,432	$18,934,313
Putnam RetirementReady 2035 Fund
	$1,767,838	$(595)	$1,767,243	$26,973,157
Putnam RetirementReady 2030 Fund
	$2,849,627	$(741)	$2,848,886	$34,557,507
Putnam RetirementReady 2025 Fund
	$2,446,795	$(1,284)	$2,445,511	$40,163,365
Putnam RetirementReady 2020 Fund
	$1,721,853	$(931)	$1,720,922	$35,260,709
Putnam RetirementReady 2015 Fund
	$914,985	$(386)	$914,599	$25,186,467
Putnam Retirement Income Fund Lifestyle 1
	$132,381	$(135,732)	$(3,351)	$24,445,394

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification ASC820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or with companies in which the fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2055 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$2,907	$10,383	$7,229	$51	$—	$6,121
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	12,946	35,461	26,546	157	—	22,416
Putnam Absolute Return 700 Fund Class Y	44,261	119,908	90,497	214	—	76,469
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	430,108	1,167,615	894,231	7,026	49,931	760,749
Putnam Dynamic Asset Allocation Growth Fund Class Y	94,212	245,405	193,910	1,880	—	165,992
Putnam Money Market Fund Class A	2,653	9,449	7,415	—	—	4,687
Totals	$587,087	$1,588,221	$1,219,828	$9,328	$49,931	$1,036,434

Putnam RetirementReady 2050 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$50,465	$72,310	$45,919	$677	$—	$77,732
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	160,574	173,954	126,795	1,551	—	213,496
Putnam Absolute Return 700 Fund Class Y	549,021	582,951	432,254	2,109	—	728,321
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	5,166,863	5,283,512	4,256,499	64,979	461,519	6,780,939
Putnam Dynamic Asset Allocation Growth Fund Class Y	1,321,947	1,627,813	1,183,007	23,797	—	2,025,769
Putnam Money Market Fund Class A	32,377	54,452	43,032	2	—	43,797
Totals	$7,281,247	$7,794,992	$6,087,506	$93,115	$461,519	$9,870,054

Putnam RetirementReady 2045 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$137,371	$160,733	$100,462	$1,802	$—	$199,956
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	235,366	198,049	148,643	2,203	—	292,896
Putnam Absolute Return 700 Fund Class Y	804,772	660,892	506,736	2,995	—	999,214
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	5,931,389	4,591,527	4,064,349	70,727	502,328	7,103,760
Putnam Dynamic Asset Allocation Growth Fund Class Y	3,522,420	3,140,281	2,433,696	59,573	—	4,881,105
Putnam Money Market Fund Class A	47,435	65,487	52,716	8	—	60,206
Totals	$10,678,753	$8,816,969	$7,306,602	$137,308	$502,328	$13,537,137

Putnam RetirementReady 2040 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$328,083	$417,618	$263,254	$4,293	$—	$488,106
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	332,159	376,230	253,028	3,435	—	467,975
Putnam Absolute Return 700 Fund Class Y	1,135,720	1,061,648	792,873	4,280	—	1,463,438
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	5,600,251	4,732,909	4,336,152	64,090	455,054	6,603,513
Putnam Dynamic Asset Allocation Growth Fund Class Y	7,614,823	7,410,787	5,736,266	127,315	—	10,701,951
Putnam Money Market Fund Class A	66,287	105,750	85,274	17	—	86,762
Totals	$15,077,323	$14,104,942	$11,466,847	$203,430	$455,054	$19,811,745

Putnam RetirementReady 2035 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$566,710	$540,879	$407,380	$6,413	$—	$708,965
Putnam Absolute Return 300 Fund Class Y	45,948	128,254	63,527	1,792	—	113,309
Putnam Absolute Return 500 Fund Class Y	872,168	879,238	649,968	8,552	—	1,132,890
Putnam Absolute Return 700 Fund Class Y	1,956,684	1,952,686	1,461,968	7,673	—	2,550,745
Putnam Dynamic Asset Allocation Balanced Fund Class Y	437,130	1,156,642	601,771	11,012	—	1,093,689
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	3,112,075	2,211,938	2,598,558	30,220	214,555	3,033,823
Putnam Dynamic Asset Allocation Growth Fund Class Y	15,617,230	12,732,046	11,434,866	239,445	—	19,612,987
Putnam Money Market Fund Class A	327,465	502,865	336,337	28	—	493,992
Totals	$22,935,410	$20,104,548	$17,554,375	$305,135	$214,555	$28,740,400

Putnam RetirementReady 2030 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$852,209	$792,918	$549,055	$10,214	$—	$1,109,483
Putnam Absolute Return 300 Fund Class Y	524,428	724,834	419,692	13,672	—	849,651
Putnam Absolute Return 500 Fund Class Y	1,602,592	1,272,461	972,892	15,040	—	1,957,560
Putnam Absolute Return 700 Fund Class Y	3,431,148	2,912,956	2,160,605	13,354	—	4,361,366
Putnam Dynamic Asset Allocation Balanced Fund Class Y	4,881,146	6,379,537	3,934,564	90,147	—	8,144,804
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	18,687,735	11,278,938	12,966,614	244,890	—	19,897,127
Putnam Money Market Fund Class A	833,368	866,018	612,984	66	—	1,086,402
Totals	$30,812,626	$24,227,662	$21,616,406	$387,383	$—	$37,406,393

Putnam RetirementReady 2025 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,420,996	$1,215,453	$968,971	$16,251	$—	$1,688,762
Putnam Absolute Return 300 Fund Class Y	1,894,801	1,842,174	1,392,627	40,436	—	2,403,801
Putnam Absolute Return 500 Fund Class Y	2,536,684	2,283,745	1,787,897	25,055	—	3,120,305
Putnam Absolute Return 700 Fund Class Y	5,126,434	3,608,243	3,279,589	18,227	—	5,696,462
Putnam Dynamic Asset Allocation Balanced Fund Class Y	16,282,805	13,207,278	11,610,913	247,002	—	20,097,340
Putnam Dynamic Asset Allocation Conservative Fund Class Y	380,046	261,260	244,246	5,337	—	427,710
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	8,828,360	4,501,524	7,019,358	97,670	—	7,514,994
Putnam Money Market Fund Class A	1,398,961	1,303,663	1,043,121	76	—	1,659,502
Totals	$37,869,087	$28,223,340	$27,346,722	$450,054	$—	$42,608,876

Putnam RetirementReady 2020 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,675,095	$1,284,830	$1,074,329	$18,680	$—	$1,910,306
Putnam Absolute Return 300 Fund Class Y	3,089,974	2,526,793	2,075,644	62,103	—	3,632,955
Putnam Absolute Return 500 Fund Class Y	3,969,107	3,619,773	2,777,140	40,423	—	4,952,936
Putnam Absolute Return 700 Fund Class Y	4,457,313	2,645,521	2,786,613	14,687	—	4,515,759
Putnam Dynamic Asset Allocation Balanced Fund Class Y	16,187,606	8,953,337	11,430,544	211,582	—	15,585,623
Putnam Dynamic Asset Allocation Conservative Fund Class Y	2,894,610	3,804,413	2,497,225	53,515	—	4,503,484
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,652,106	1,374,284	1,145,823	119	—	1,880,568
Totals	$33,925,811	$24,208,951	$23,787,318	$401,109	$—	$36,981,631

Putnam RetirementReady 2015 Fund
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,695,428	$1,251,944	$1,100,723	$19,436	$—	$1,871,238
Putnam Absolute Return 300 Fund Class Y	3,671,515	2,695,280	2,422,819	73,539	—	4,049,778
Putnam Absolute Return 500 Fund Class Y	5,645,138	3,896,997	3,599,547	53,086	—	6,125,306
Putnam Absolute Return 700 Fund Class Y	1,930,862	852,433	1,324,125	5,292	—	1,532,369
Putnam Dynamic Asset Allocation Balanced Fund Class Y	5,111,396	2,069,214	3,915,488	58,170	—	3,771,823
Putnam Dynamic Asset Allocation Conservative Fund Class Y	6,424,233	4,503,145	4,247,351	94,344	—	7,214,180
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,522,641	989,734	976,003	70	—	1,536,372
Totals	$26,001,213	$16,258,747	$17,586,056	$303,937	$—	$26,101,066

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,892,189	$2,664,471	$2,391,436	$20,477	$—	$2,193,377
Putnam Absolute Return 300 Fund Class Y	4,474,680	6,136,176	5,624,811	83,429	—	5,111,964
Putnam Absolute Return 500 Fund Class Y	6,386,624	8,698,285	7,997,839	56,881	—	7,301,447
Putnam Absolute Return 700 Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	7,265,865	9,805,654	9,273,047	103,272	—	8,393,105
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,246,766	1,832,049	1,636,664	61	—	1,442,150
Totals	$21,266,124	$29,136,635	$26,923,797	$264,120	$—	$24,442,043

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$1,036,434	$—	$—	$1,036,434
Putnam RetirementReady 2050 Fund	9,870,054	—	—	9,870,054
Putnam RetirementReady 2045 Fund	13,537,137	—	—	13,537,137
Putnam RetirementReady 2040 Fund	19,811,745	—	—	19,811,745
Putnam RetirementReady 2035 Fund	28,740,400	—	—	28,740,400
Putnam RetirementReady 2030 Fund	37,406,393	—	—	37,406,393
Putnam RetirementReady 2025 Fund	42,608,876	—	—	42,608,876
Putnam RetirementReady 2020 Fund	36,981,631	—	—	36,981,631
Putnam RetirementReady 2015 Fund	26,101,066	—	—	26,101,066
Putnam Retirement Income Fund Lifestyle 1	24,442,043	—	—	24,442,043

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013